COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Feb. 29, 2024 USD ($)
Capital commitment
COMMITMENTS AND CONTINGENCIES
Capital commitment for construction of property and purchase of property, plant and equipment	$ 138,338
Amount within one year for the capital commitment	60,636
Amount thereafter for the capital commitment	77,702
Investment commitment
COMMITMENTS AND CONTINGENCIES
Investment commitment for several Long-term investments under various arrangements	$ 3,587